Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Consolidated net income (loss)	$ (837.1)	$ 50.2	$ 168.0
Less: net income (loss) attributable to noncontrolling interest	(20.7)	3.9	2.7
Net income (loss) attributable to Axiall	(816.4)	46.3	165.3
Other comprehensive income (loss):
Foreign currency translation adjustments	(82.5)	(57.7)	(34.7)
Derivative cash flow hedges	14.1	(11.8)	(1.4)
Pension and OPEB plan liability adjustments	25.1	(168.6)	173.4
Other comprehensive income (loss), before income taxes	(43.3)	(238.1)	137.3
Provision for (benefit from) income taxes related to other comprehensive income (loss) items	5.0	(90.4)	49.1
Other comprehensive income (loss), net of tax	(48.3)	(147.7)	88.2
Other comprehensive loss attributable to noncontrolling interest, net of tax	(4.0)	(7.7)
Other comprehensive income (loss) attributable to Axiall, net of tax	(44.3)	(140.0)	88.2
Comprehensive income (loss), net of income taxes	(885.4)	(97.5)	256.2
Less: comprehensive income (loss) attributable to noncontrolling interest	(24.7)	(3.8)	2.7
Comprehensive income (loss) attributable to Axiall	$ (860.7)	$ (93.7)	$ 253.5